Loan Quality and Allowance for Loan Losses - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2014 Segment	Jun. 30, 2014 Segment	Jun. 30, 2013
Financing Receivable, Recorded Investment [Line Items]
Impaired financing receivable, unpaid principal balance	$ 46,168	$ 45,774	$ 51,248
Unsecured consumer and commercial loans loss, days past due	120 days
Percentage of valuation allowance	100.00%
Number of loan portfolio segments	7	7
Annual net charge-off rates	2 years
Qualitative and environmental adjustment for allowance for loan loss calculation	For each category of the loan portfolio, a level of risk, developed from a number of internal and external resources, is assigned to each of the qualitative criteria utilizing a scale ranging from zero (negligible risk) to 15 (high risk), with higher values potentially ascribed to exceptional levels of risk that exceed the standard range, as appropriate. The sum of the risk values, expressed as a whole number, is multiplied by .01% to arrive at an overall environmental loss factor, expressed in basis points, for each loan category.
Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, acquired with deteriorated credit quality	9,970	10,138	6,050
Impaired financing receivable, unpaid principal balance	20,996	19,749	19,321
Financing receivable, allowance for credit losses, individually evaluated for impairment	207	568	824
Nonperforming Financing Receivable [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, acquired with deteriorated credit quality	11,691	11,778	9,874
Impaired financing receivable, unpaid principal balance	9,971	10,138	6,050
Financing receivable, recorded investment, nonaccrual status	10,222	8,934	10,321
Uncertain Cash Flow [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, recorded investment, nonaccrual status	1,969	2,374	1,952
Financing receivable, allowance for credit losses, individually evaluated for impairment	$ 91	$ 98	$ 17